Borrowings - Additional Information (Detail) ₽ in Millions	12 Months Ended
Dec. 31, 2017 RUB (₽)
Disclosure of Borrowing Costs [Line Items]
Credit facility amount	₽ 1,460
Credit lines balance payable	₽ 0
Bottom of range [member]
Disclosure of Borrowing Costs [Line Items]
Borrowings maturity	May 2018
Top of range [member]
Disclosure of Borrowing Costs [Line Items]
Borrowings maturity	June 2020
Borrowings interest rate	30.00%